Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment, Net [Line Items]
Depreciation expense	$ 704	$ 603
Land use Right [Member]
Property, Plant and Equipment, Net [Line Items]
Carrying value	$ 2,358		$ 2,385